Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Common Stock, Dividends, Per Share, Cash Paid	$ 0.08	$ 0.02